Investments (Available-for-sale Securities) (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Available-for-sale Equity Securities, Amortized Cost Basis [Abstract]
Cost basis	$ 2.6	$ 2.6
Gross unrealized gain	4.7	5.4
Fair value	$ 7.3	$ 8.0